Net Trading and Other Income	6 Months Ended
Jun. 30, 2018
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Net Trading and Other Income

3. NET TRADING AND OTHER INCOME

	Half year to 30 June 2018 £m	Half year to 30 June 2017 £m
Net trading and other income	121	182

In December 2017, Santander UK exercised its option to call the £175m Fixed/Floating Rate Tier One Preferred Income Capital Securities. These were fully redeemed on 9 February 2018. In September 2017, as part of a capital management exercise, we purchased and redeemed 91% of the 7.375% 20 Year Step-up perpetual callable subordinated notes. These had no significant impact on the income statement.